Investment Objectives and Goals	Feb. 13, 2026
Sterling Capital Ultra Short Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Ultra Short Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and competitive total return.
Sterling Capital Short Duration Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Short Duration Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and competitive total return.